Accounts receivable, net - Allowance for credit losses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Allowance for credit loss [Roll Forward]
Allowance for credit losses at beginning of the year	¥ 102,200	$ 14,608
Additions charged to expense	785,698	112,305	¥ 102,200
Allowance for credit losses at end of the year	¥ 887,898	$ 126,913	¥ 102,200